SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
10.	SUBSEQUENT EVENTS

Subsequent to September 30, 2014 and in addition to disclosures elsewhere in the unaudited condensed consolidated financial statements:

During October 2014, the Company received $50,000 for the payoff of notes originally issued to purchase common stock receivable.

On October 8, 2014, pursuant to the 2014 Equity Incentive Plan, the holders of 595,000 shares of vested Preferred Stock exchanged the preferred shares for 595,000 shares of common stock.

During October 2014, the Company paid $5,000 as the final payment of the Bridgemedica settlement.

During November 2014, the Company granted 25,000 restricted shares to an employee pursuant to the Equity Incentive Plan.

During November 2014, the Company received $50,000 for the payoff of notes originally issued to purchase common stock receivable.

During December 2014, the Company issued 15,000 shares of Common Stock to a consultant for market research activities and 25,000 shares of Common Stock to an employee for services rendered.

During December 2014, the Company borrowed $50,000 pursuant to a demand promissory note and issued a warrant to purchase 50,000 shares at $1 per share, expiring in five years.

During December 2014, the Company received $50,000 for the payoff of notes originally issued to purchase common stock receivable.

During January 2015, the Company borrowed $50,000 pursuant to a demand promissory note and issued a warrant to purchase 50,000 shares at $1 per share, expiring in five years.

During January 2015, the Company received an additional $641,939 for the payoff of notes originally issued to purchase common stock receivable. That amount includes the entire remaining principal balance of the notes and all accrued interest.

During January 2015, the Company repaid $100,000 of demand promissory notes, which represents the entire principal balance of those notes.

During February 2015, the Company issued 43,750 shares of Common Stock to an accredited investor at $2 per share.

11.	SUBSEQUENT EVENTS

During January and February 2014 Vizio issued 686,668 Class A member units, consisting of 487,500 Class A member units, 16,668 Class A member units issued in connection with an anti-dilution adjustment under a license agreement, 82,500 Class A member units for the cost of raising equity and 100,000 Class A member units issued to the non-officer members of the board of managers. These issuances are included in the number of shares of common stock of Viatar CTC Solutions issued and outstanding just after the conversion of Vizio from an LLC into a C corporation.

On February 25, 2014 Vizio converted from a limited liability company to a C corporation pursuant to Delaware law, and changed its name to Viatar CTC Solutions Inc. Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the “Preferred Stock”). Each warrant to purchase Class A member units was converted into one warrant to purchase one share of common stock.

Viatar CTC Solutions’ capital structure consists of authorization to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock, which may be issued in series as designated by the Board of Directors. Each series of Preferred Stock shall have such voting and other rights as designated at the time of establishment by the Board of Directors.

Each issued share of common stock and Preferred Stock has one vote; and the approval of a majority of the Preferred Stock, voting as a separate class, is required to approve any corporate action. The Preferred Stock is entitled to participate in dividends, rights issuances and property distributions on the same terms that the Class B member units had since the formation of the Company; namely, 20% of the dividends, rights and property distributed to common stockholders. Upon liquidation of the Company, the Preferred Stock is entitled to 20% of the liquidation value, subject to a priority $13,470,000 allocation to the common shares. This formulation preserves the right of the former Class B member units to participate in profits once the holders of Class A member units recouped their aggregate capital contributions as of February 25, 2014.

As of February 25, 2014, immediately following the conversion of the Company from a limited liability company to a C corporation, 15,196,292 shares of common stock and 4,000,000 shares of Preferred Stock are issued and outstanding. In addition, 575,259 shares of common stock are due to professional advisory firms for services related to the conversion of which 344,196 shares are restricted and held in escrow for 12 months. Also as of that date, 410,000 shares of common stock are reserved for issuance pursuant to warrants at prices ranging from $1 to $2 per share and expiring in 2017 through 2019, and 3,000,000 shares of common stock to be reserved for future issuance to employees, directors and consultants under the Plan.

In February 1, 2014, the demand note was converted into 60,000 shares of common stock and a warrant to purchase 60,000 shares of common stock at $1 per share, expiring in 2019.

In February 25, 2014, the Company issued 231,063 shares for $1 per share in connection with services performed for an equity raise.

In March 2014, Viatar CTC Solutions issued 75,000 shares of common stock for $2 per share.

During the second quarter 2014, the Company issued 73,750 shares of common shares for proceeds of $125,000 which included 11,250 shares of common stock for issuance costs.

During the second quarter 2014, the Company received proceeds of $50,000 for the exercise of 50,000 previously issued warrants.

On April 8, 2014, the Company settled with Bridgemedica. The settlement requires the Company to issue 150,000 shares of common stock and pay four installments totaling $20,000 cash to Bridgemedica. The shares were issued during the second quarter 2014 at $1 per share. As of the date of this report, $5,000 remains unpaid.

On August 21, 2014, the consulting and license agreement between Aquamarijn and the Company was terminated, which in effect ends the 2% anti-dilution adjustment.

On August 27, 2014, the Company issued 345,000 shares of common stock to various employees, of which 150,000 vested immediately and 195,000 will vest in 2015 and 2016.

On September 14, 2014, Viatar CTC Solutions issued 45,821 shares of Common Stock to Columbia University in connection with the termination of the license and research agreements.

During October 2014, the Company received $50,000 for the payoff of notes originally issued to purchase common stock receivable.

On October 8, 2014, pursuant to the 2014 Equity Incentive Plan, the holders of 595,000 shares of vested Preferred Stock exchanged the preferred shares for 595,000 shares of common stock.